Exposure to Reinsurance Receivables and Recoverable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Effects of Reinsurance [Line Items]
Reinsurance receivables	$ 126	$ 123
Reinsurance recoverable	2,501	2,214
Reinsurance payables	(64)	(60)
Net reinsurance exposure	$ 2,563	$ 2,277